Investment Contracts Insurance Liabilities And Insurance Annuity Benefits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total	$ 27,578	$ 26,544
Reinsurance Recoverables Gross	240	250	234
Minimum [Member]
Life Insurance Benefits Net Level Premium Method Using Estimated Yields	3.00%	3.00%
Maximum [Member]
Life Insurance Benefits Net Level Premium Method Using Estimated Yields	8.50%	8.50%
Consolidation, Eliminations [Member]
Total	(449)	(435)
Parent [Member]
Investment contracts	2,970	3,144
Guaranteed interest contracts	1,000	1,471
Total investment contracts	3,970	4,615
Liability for Future Policy Benefits, Life	20,688	18,959
Other Investment Contracts	3,369	3,405
Total	28,027	26,979
Reinsurance Recoverables Allowance	$ 1,759	$ 1,685